INCOME TAXES - Components of Income Taxes in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
FVOCI securities	$ 1	$ 0	$ 0
Net investment hedges	(9)	10	(1)
Cash flow hedges	(7)	(2)	(18)
Total tax expense (recovery) in other comprehensive income	$ (15)	$ 8	$ (19)